MAINSTAY VP FUNDS TRUST

MainStay VP ICAP Select Equity Portfolio

(the “Portfolio”)

Supplement dated January 9, 2017 (“Supplement”) to the
Statement of Additional Information (“SAI”) dated May 1, 2016, as supplemented

Important Notice Regarding Changes to Name and Principal Investment Strategies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

At special meetings held on January 3 and 6, 2017, the Board of Trustees (the “Board”) of MainStay VP Funds Trust approved certain changes to the Portfolio. These changes are described in the supplement dated January 9, 2017 to the Portfolio’s Prospectus. This Supplement describes additional changes to the SAI that will result from the Board-approved changes described above.

As a result the following changes will occur:

1.	Effective immediately, references to Institutional Capital LLC as Subadvisor to the Portfolio will be replaced by Epoch Investment Partners, Inc., as appropriate.

2.	Effective immediately, the section entitled “Portfolio Managers” is amended as follows:

(a)	the table beginning on page 101 is amended to delete Thomas M. Cole, Andrew P. Starr and Matthew T. Swanson, and to revise the information for the following Epoch portfolio managers, as follows:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
William W. Priest*	MainStay VP Income Builder Portfolio, MainStay VP ICAP Select Equity Portfolio	16 RICs $10,203,081,816	36 Accounts $12,979,506,594	117 Accounts $14,115,078,295	0	1 Account $32,205,457	11 Accounts $1,764,733,943
Eric Sappenfield*	MainStay VP Income Builder Portfolio, MainStay VP ICAP Select Equity Portfolio	9 RICs $8,534,778,015	17 Accounts $5,257,988,276	21 Accounts $6,525,397,747	0	0	1 Account $324,220,944
John Tobin*	MainStay VP Income Builder Portfolio, MainStay VP ICAP Select Equity Portfolio	9 RICs $8,534,778,015	17 Accounts $5,257,988,276	21 Accounts $6,525,397,747	0	0	1 Account $324,220,944
Kera Van Valen*	MainStay VP Income Builder Portfolio, MainStay VP ICAP Select Equity Portfolio	9 RICs $8,534,778,015	17 Accounts $5,257,988,276	21 Accounts $6,525,397,747	0	0	1 Account $324,220,944
Michael Welhoelter*	MainStay VP Epoch U.S. Small Cap Portfolio, MainStay VP Income Builder Portfolio, MainStay VP ICAP Select Equity Portfolio	20 RICs $10,995,792,893	45 Accounts $14,040,246,367	127 Accounts $14,896,144,172	0	1 Account $32,205,457	11 Accounts $1,764,733,943

* The information presented is as of December 31, 2016.

(b)	the table beginning on page 115 is amended to delete Thomas M. Cole, Andrew P. Starr and Matthew T. Swanson, and to revise the information for following Epoch portfolio managers, as follows:

PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
William W. Priest*	None	$0
Eric Sappenfield*	None	$0
John Tobin*	None	$0
Kera Van Valen*	None	$0
Michael Welhoelter*	None	$0

* The information presented is as of December 1, 2016.

3.	Effective on or about March 13, 2017, the name of MainStay VP ICAP Select Equity Portfolio will change to MainStay VP Epoch U.S. Equity Yield Portfolio.

4.	Effective on or about March 13, 2017, the Portfolio’s non-fundamental policy related to portfolio name will change to:

To invest, under normal circumstances, at least 80% of its assets in equity securities of dividend-paying U.S. companies across all market capitalizations.

5.	Effective on or about March 13, 2017, the subadvisory fee for the MainStay VP ICAP Select Equity Portfolio will be changed reduced from 0.400% on assets up to $250 million; 0.375% on assets from $250 million to $1 billion; and 0.370% on assets over $1 billion to 0.350% on assets up to $500 million; 0.340% on assets from $500 million to $1 billion; 0.330% on assets from $1 billion to $2 billion; and 0.325% on assets over $2 billion.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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